Financial Instruments, Risk Management and Capital Management - Summary of Fair Value of Assets and Liabilities Including those Measured at Fair Value on a Recurring Basis (Detail) - RUB (₽)
₽ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities measured at fair value through profit and loss (on recurring basis )
Derivative feature in the credit facility (note 25)	₽ 3,000	₽ 0
Carrying value [member]
Financial liabilities measured at fair value through profit and loss (on recurring basis )
Total financial liabilities	56,597
Carrying value [member] | Level 2 of fair value hierarchy [member]
Financial liabilities measured at amortized cost [abstract]
Convertible bonds (note 25)	53,597
Carrying value [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities measured at fair value through profit and loss (on recurring basis )
Derivative feature in the credit facility (note 25)	3,000
Carrying value [member] | Level 3 of fair value hierarchy [member]
Financial assets at fair value through profit or loss [abstract]
Accounts receivable	458
Fair market value [member]
Financial liabilities measured at fair value through profit and loss (on recurring basis )
Total financial liabilities	39,281
Fair market value [member] | Level 2 of fair value hierarchy [member]
Financial liabilities measured at amortized cost [abstract]
Convertible bonds (note 25)	36,281
Fair market value [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities measured at fair value through profit and loss (on recurring basis )
Derivative feature in the credit facility (note 25)	3,000
Fair market value [member] | Level 3 of fair value hierarchy [member]
Financial assets at fair value through profit or loss [abstract]
Accounts receivable	₽ 458